Marketable Securities (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Marketable Securities [Roll Forward]
Marketable Securities, beginning balance	$ 0	$ 0
Purchase	156,743,765	19,987,728	$ 0
Change in fair value	1,616,700	206,159	$ 0
Marketable Securities, ending balance	$ 158,360,465	$ 20,193,887